SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2023
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 13:-	SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION

a.	Other current assets:

	December 31,
	2023	2022

Governmental authorities *)	$3,186	$3,604
Prepaid expenses	6,227	6,404
Deferred charges	8,320	4,090
Advance payments to suppliers	3,716	2,418
Other	2,850	2,767

$24,299	$19,283

*) Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. During the year ended December 31, 2021, the Company recognized on the Company’s Consolidated Statements of Income (loss), Employee Retention Credits in the amount of $2,966 which was recorded as a reduction of $1,679 to Cost of Revenues and $1,287 to Operating Expenses. As of December 31, 2023 and 2022, the Company had a $952 receivable balance from the United States government related to the CARES Act.

b.	Other current liabilities:

	December 31,
	2023	2022

Payroll and related employee accruals	$14,017	$13,157
Governmental authorities	2,301	8,383
Other	113	751
	$16,431	$22,291

c.	Credit facility:

			December 31,
	Interest rate	Maturity	2023

Credit facility from bank:	U.S. Prime Plus 2.25%	2024	$7,453

One of the Company’s subsidiaries has a $12,000 revolving credit facility agreement with a U.S. based bank. The credit line is secured by several collaterals and subject to a borrowing base availability applying a certain percentage to eligible current assets.

d.	Long-term loan:

	Interest rate	Maturity	December 31, 2023

Other loan:	14%	2026	$2,000

One of the Company’s subsidiaries has a loan agreement with one of its former shareholders.

e.	Other long-term liabilities:

	December 31,
	2023	2022

Earn-Out Consideration, Holdback Amount and Bonus Amount (see Note 17)	$11,982	$-
Long-term governmental authorities	-	5,829
Other	934	159

	$12,916	$5,988